Share based compensation expenses - Restriction of ordinary shares held by senior management (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares	Nov. 28, 2018 $ / shares	Jul. 31, 2018 $ / shares	May 31, 2018 $ / shares	Mar. 05, 2014 installment $ / shares shares
Share based compensation expenses
Weighted average grant date fair value of options granted (in dollars per share)							$ 1.5899	$ 1.4506	$ 1.2785
Additional information
Share-based compensation expenses allocated from Jimu Parent | ¥		¥ 36,496		¥ 31,018		¥ 25,665
Restricted share
Number of shares
Unvested at beginning of the year (in shares) | shares		4,096,458		7,522,601		10,772,744
Granted (in shares) | shares						400,000
Vested (in shares) | shares		(1,987,648)		(3,426,143)		(3,650,143)
Forfeited (in shares) | shares		(540,810)
Unvested at end of the year (in shares) | shares		1,568,000		4,096,458		7,522,601
Weighted-Average Grant Date Fair Value
Unvested at beginning of the year (in shares)	$ 0		$ 0		$ 0
Granted (in dollars per share)	0		0		1.79
Vested (in dollars per share)	0		0		0
Forfeited (in dollars per share)	0
Unvested at end of the year (in shares)	$ 0		$ 0		$ 0
Additional information
Share-based compensation expenses allocated from Jimu Parent | ¥		¥ 9,721		¥ 10,108
Unrecognized compensation cost | ¥	$ 2,988	¥ 2,988	$ 12,833	¥ 12,833
Jimu Parent | Restricted share
Share based compensation expenses
Ordinary shares became restricted (as a percent)										40.00%
Ordinary shares held by certain members of senior management | shares										72,000,000
Number of equal and continuous monthly installments upon meting the vesting criteria | installment										60
Weighted average grant date fair value of options granted (in dollars per share)										$ 0.45